Condensed Financial Information of New Borun (Details 3)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 New Borun USD ($)	Dec. 31, 2013 New Borun CNY	Dec. 31, 2012 New Borun CNY	Dec. 31, 2011 New Borun CNY
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	$ (41,149,568)	(250,884,804)	266,773,426	175,340,867	$ (875)	(5,332)	(18)	(2,592,878)
Net cash provided by investing activities	(28,444,365)	(173,422,447)	(213,456,431)	(303,083,944)
Net cash provided by financing activities	54,922,994	334,860,000	333,500,000	10,700,000
Net increase (decrease) in cash	(14,666,773)	(89,421,846)	386,816,895	(117,108,864)	(875)	(5,332)	(18)	(2,592,878)
Cash-beginning of year	100,164,452	610,692,645	223,875,750	340,984,614	901	5,494	5,494	2,730,413
Effect of exchange rate changes on cash and cash equivalents	4,166	25,405	(100)	(65,787)	(5)	(34)	18	(132,041)
Cash-end of year	$ 85,497,679	521,270,799	610,692,645	223,875,750	$ 21	128	5,494	5,494